Share Capital and Additional Paid in Capital	6 Months Ended
Jun. 30, 2020
Equity [Abstract]
Share Capital and Additional Paid in Capital	SHARE CAPITAL AND ADDITIONAL PAID IN CAPITAL
The Company had an issued share capital at June 30, 2020 of $5.4 million divided into 54,110,584 ordinary shares (December 31, 2019: $5.4 million divided into 54,110,584 ordinary shares) of $0.10 par value.
On April 2, 2020, the Company issued 45,000 share options. The share options will have a five-year term and will vest equally one third over a three-year vesting period. The options have an exercise price of: $5.10 for those vesting after one year; $7.60 for those vesting after two years; and $10.20 for those vesting after three years.